Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Great-West S and P 500 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Benchmark Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of its Benchmark Index. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in its Benchmark Index. The Fund will seek investment results that track the total return of the Benchmark Index by owning the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership, owning derivatives such as futures contracts on the Benchmark Index and options on futures contracts, and owning exchange-traded funds (“ETFs”) that seek to track the Benchmark Index.Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”).The Benchmark Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.Equity Securities Risk - The value of equity securities (stocks) may fall as a result of factors that relate directly to a company, such as lower demand for the company’s products or services or poor management decisions. The value of a company’s stock may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value of stocks may decline due to general market conditions that are not specifically related to a company or an industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.Large Size Company Risk - Large size companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.Index Risk - Because the Fund is not actively managed but is designed to track the performance of the Benchmark Index, the value of the Fund may decline when the performance of the Benchmark Index declines. The Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, the Fund may have poor investment results even if it closely tracks the performance of the Benchmark Index.Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index. Unlike the Fund, the performance of the Benchmark Index is not impacted by fees and expenses, including trading costs associated with implementing portfolio changes. In addition, the Fund may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Fund and the performance of the Benchmark Index. Tracking error risk may cause the Fund’s performance to be less than expected.Real Estate Investment Trust/Real Estate Risk - The Benchmark Index includes real estate investment trusts (“REITs”). Investments in real estate-related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified. REITs are also subject to risks associated with changes in interest rates.Derivatives Risk - The use of derivative instruments, including but not limited to, futures contracts on the Benchmark Index and options on futures contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund's other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.Exchange-Traded Fund Risk - Shares in an index ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount; and as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.Updated performance information may be obtained at https://www.greatwestinvestments.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.greatwestinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedTotal ReturnBest QuarterJune 202020.42%Worst QuarterMarch 2020-19.75%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Great-West S and P 500 Index Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
1 Year	rr_ExpenseExampleYear01	$ 17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	$ 217
OneYear	rr_AverageAnnualReturnYear01	18.27%
FiveYears	rr_AverageAnnualReturnYear05	15.01%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	12.98%
InceptionDate	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West S and P 500 Index Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	$ 653
2011	rr_AnnualReturn2011	1.50%
2012	rr_AnnualReturn2012	15.42%
2013	rr_AnnualReturn2013	31.62%
2014	rr_AnnualReturn2014	13.00%
2015	rr_AnnualReturn2015	0.75%
2016	rr_AnnualReturn2016	11.27%
2017	rr_AnnualReturn2017	21.18%
2018	rr_AnnualReturn2018	(4.89%)
2019	rr_AnnualReturn2019	30.84%
2020	rr_AnnualReturn2020	17.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 01, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 01, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
OneYear	rr_AverageAnnualReturnYear01	17.77%
FiveYears	rr_AverageAnnualReturnYear05	14.59%
TenYears	rr_AverageAnnualReturnYear10	13.24%
SinceInception	rr_AverageAnnualReturnSinceInception
Great-West S and P 500 Index Fund | L
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.16%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	$ 978
OneYear	rr_AverageAnnualReturnYear01	17.30%
FiveYears	rr_AverageAnnualReturnYear05	14.25%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	13.40%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2011
Great-West S and P 500 Index Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	18.40%
FiveYears	rr_AverageAnnualReturnYear05	15.22%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	13.19%
Great-West S and P 500 Index Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	18.40%
FiveYears	rr_AverageAnnualReturnYear05	15.22%
TenYears	rr_AverageAnnualReturnYear10	13.88%
SinceInception	rr_AverageAnnualReturnSinceInception
Great-West S and P 500 Index Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | L
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	18.40%
FiveYears	rr_AverageAnnualReturnYear05	15.22%
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	14.25%